Stock Awards and Stock-based Compensation - (Details) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 08, 2020	Nov. 13, 2020	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 18, 2020
Options Outstanding
Beginning balance						1,975,010	1,734,029	1,734,029	53,555
Options granted		1,408,240			1,719,364			261,736
Options canceled and forfeited					(38,890)			(20,755)
Ending balance								1,975,010	1,734,029	53,555
Options vested and exercisable								1,975,010
Weighted Average Exercise Price
Beginning balance						$ 1.28	$ 1.26	$ 1.26	$ 0.93
Options granted					$ 1.26			1.51
Options canceled and forfeited					$ 1.32			0.77
Ending balance								1.28	$ 1.26	$ 0.93
Options vested and exercisable								$ 1.28
Weighted Average Remaining Contractual Life (in years)
Outstanding								2 years 5 months 1 day	3 years 2 months 15 days	2 years 3 months 3 days
Options vested and exercisable								2 years 5 months 1 day
Aggregate Intrinsic Value
Outstanding								$ 5,365,737	$ 527,450	$ 33,866
Options vested and exercisable								$ 5,365,737
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,408,240			1,719,364			261,736
Aggregate intrinsic value of options exercised			$ 3,000		$ 0	$ 3,000	$ 0	$ 0	$ 0
Weighted average grant-date fair value of options granted per share						$ 1.90	$ 1.57	$ 1.91	$ 0.41
Weighted average grant-date fair value of options granted amount			52,000		332,000	$ 52,000	$ 332,000	$ 500,000,000	$ 710,000
Total stock-based compensation expense			850,801		892,898	1,598,233	1,722,936	2,780,639	2,517,555
Stock-based compensation						1,598,233	1,722,936	$ 2,780,639	2,517,555
Accrual of cash bonus to cover the issue value of shares	$ 499,000
Stock options that were earned, outstanding, and exercisable								1,975,010
Common stock grants that were earned but not yet issued								168,502
Restricted Stock Units ("RSUs") granted but not yet vested								634,502
Unrecognized stock compensation related to the RSUs								$ 316,000
Grants | Board members
Aggregate Intrinsic Value
Stock based awards granted			45,000		20,000	49,000	20,000	141,000	42,000
Grants | Various Employees [Member]
Aggregate Intrinsic Value
Stock based awards granted			$ 50,000		109,000	$ 272,000	310,000	$ 369,000	174,000,000
Options
Options Outstanding
Beginning balance			1,932,773			1,975,010
Options granted			9,389			27,507
Options exercised			4,666			65,021
Ending balance			1,937,496	1,932,773		1,937,496		1,975,010
Options vested and exercisable			1,937,496			1,937,496
Weighted Average Exercise Price
Beginning balance			$ 1.28			$ 1.28
Options granted			0.64			0.65
Options exercised			0.96			1.34
Ending balance			1.28	$ 1.28		1.28		$ 1.28
Options vested and exercisable			$ 1.28			$ 1.28
Weighted Average Remaining Contractual Life (in years)
Outstanding			11 months 4 days	1 year 10 months 24 days		11 months 4 days		2 years 5 months 1 day
Options vested and exercisable			11 months 4 days			11 months 4 days
Aggregate Intrinsic Value
Outstanding			$ 12,136	$ 787,384		$ 12,136		$ 5,365,737
Options vested and exercisable			$ 12,136			$ 12,136
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			9,389			27,507
Stock not yet issued			260,752			260,752
Stock-based compensation	$ 1,600,000
Options | Board members
Aggregate Intrinsic Value
Stock based awards granted			$ 0		0	$ 0	0	114,000	0
Options | Various Employees [Member]
Aggregate Intrinsic Value
Stock based awards granted			$ 9,000		102,000	$ 52,000	330,000	500,000	692,000
Options | Class A Common Stock | TSIH
Aggregate Intrinsic Value
Allocation of of Class A Shares of Common Stock held by TSIH to various employees											$ 1,033,335
RSU
Aggregate Intrinsic Value
Stock not yet issued			206,510			206,510
Restricted Stock Units ("RSUs") granted but not yet vested						1,223,333
Unrecognized stock compensation related to the RSUs						$ 920,000
RSU | Board members
Aggregate Intrinsic Value
Stock based awards granted			$ 55,000		66,000	109,000	107,000	297,000	0
RSU | Various Employees [Member]
Aggregate Intrinsic Value
Stock based awards granted			$ 691,000		$ 596,000	$ 1,120,000	$ 957,000	$ 1,470,000	$ 1,610,000